MATRIX ADVISORS VALUE FUND, INC.

                        SUPPLEMENT AND SHAREHOLDER NOTICE
                             DATED FEBRUARY 25, 2002
                      TO PROSPECTUS DATED OCTOBER 29, 2001

Effective February 25, 2002, U.S. Bancorp Fund Services, LLC will take over the transfer agency role for your account(s) in the Fund. Fund operations will not be affected in any way, however, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below. The Transfer Agent will not accept Account Applications sent via fax. Payment by wire transfer should be made according to the instructions below.

CORRESPONDENCE, PURCHASES BY CHECK AND WRITTEN REDEMPTION REQUESTS:

Matrix Advisors Value Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

FOR OVERNIGHT DELIVERY SERVICE (SUCH AS FEDEX):

Matrix Advisors Value Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
3rd Floor
Milwaukee, WI 53202

WIRE INSTRUCTIONS:

U.S. Bank, National Association
425 Walnut Street
Cincinnati, OH, 45202
ABA #042000013
Credit: U.S. Bancorp Fund Services, LLC
        A/C # 112-952-137
FFC:    Name of Fund
        Shareholder Registration
        Shareholder Account Number (if known)

The Transfer Agent's toll-free telephone number is 1-866-209-1965, and should be used to direct any questions you have on or after February 25, 2002.

Thank you for your continued interest in the Fund.